DISCONTINUED OPERATIONS (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Impairment loss related to goodwill	$ 18,440,000
Goodwill impairment loss	3,810,000
Impairment loss related to licensed software	14,630,000
Xunpusen (Xiamen) Technology Co. Ltd.
Gain on disposal	683,688
Xiamen Jiuqiao Technology [Member]
Gain on disposal	811,269
Shenyang Qimengxing Trading Co., Ltd.
Gain on disposal	$ 1,012